Cover	May 20, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2022
Entity File Number	001-40294
Entity Registrant Name	Alfi, Inc.
Entity Central Index Key	0001833908
Entity Tax Identification Number	30-1107078
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	429 Lenox Avenue
Entity Address, Address Line Two	Suite 547
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	305
Local Phone Number	395-4520
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	ALF
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $4.57
Trading Symbol	ALFIW
Security Exchange Name	NASDAQ